TCW FUNDS, INC.

TCW Relative Value Dividend Appreciation Fund (the “Fund”)

(Class I: TGDFX; Class N: TGIGX)

Supplement dated September 29, 2023 to the Prospectus and

the Summary Prospectus

each dated March 1, 2023, as supplemented

For current and prospective investors in the Fund:

Effective September 29, 2023, Matthew Spahn will be added as a portfolio manager for the Fund, and Bo Fifer will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 29, 2023, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser

Diane E. Jaffee, CFA (Lead Portfolio Manager)	21 Years	Group Managing Director

Matthew J. Spahn (Co-Portfolio Manager)	Since September 2023	Managing Director

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” on page 111 of the Prospectus.

Please retain this Supplement for future reference.

TCW Funds, Inc.

Supplement dated September 29, 2023 to the

Statement of Additional Information dated March 1, 2023, as supplemented (the “SAI”)

For current and prospective investors in the TCW Relative Value Dividend Appreciation Fund (the “Fund”):

Effective September 29, 2023, Bo Fifer will cease to be a portfolio manager of the Fund. Effective the same date, Matthew Spahn will serve as a portfolio manager of the Fund. Diane Jaffee will continue to serve as a portfolio manager of the Fund. Therefore, effective September 29, 2023, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 59 of the SAI is deleted in its entirety and replaced with the following:

TCW Relative Value Dividend Appreciation Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane E. Jaffee, CFA					X
Matthew J. Spahn[1]					X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane E. Jaffee, CFA	1	$132	7	$545	35	$1,934	0	$0	0	$0	1	$573
Matthew J. Spahn[1]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

[1]	Information for Mr. Spahn is provided as of September 15, 2023.

Please retain this Supplement with your SAI for future reference.